Finance Costs - Summary of Finance Costs (Details) - CAD ($) $ in Thousands	10 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Cash finance expense
Interest on Syndicated Credit Agreement		$ 4,546	$ 1,746
Interest on Credit Facilities	$ 437		1,818
Interest on Term Debt Facility		2,936	3,478
Interest on Senior Convertible Notes			375
Interest on Convertible Notes	421		2,574
Interest on other debt	1,659		1,526
Other finance costs	399	286	2,909
Interest expense	2,916	7,768	14,426
Non-cash finance expense (income)
Accretion	594	1,622	5,511
Amortization of debt issue costs	172	1,782	1,586
Change in fair value of convertible notes (note 16)		(7,141)
Change in fair value of derivative warrant liabilities (note 17)		12,995
Interest on Senior Convertible Notes			1,903
Loss on derivative liabilities			1,649
Loss on extinguishment of debt			488
Other	151	3	(67)
Non-cash finance expense (income)	917	9,261	11,070
Less: interest capitalized relating to CIP (note 10)	(2,036)		(1,280)
Interest income		(215)
Finance costs	$ 1,797	$ 16,814	$ 24,216